GENERAL (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Israeli
Exchange rates and linkage basis
CPI Points	246.7	236.8	241.4
Change	2.20%	3.20%	5.20%
€
Exchange rates and linkage basis
Exchange rate	4.02	3.64	3.75
Change	7.20%	3.40%	6.50%
U.S. $
Exchange rates and linkage basis
Exchange rate	3.7	3.5	3.52
Change	5.10%	12.50%	13.20%
CHF
Exchange rates and linkage basis
Exchange rate	4.11	3.65	3.82
Change	7.60%	7.30%	12.40%